Restructuring and Tangible Asset Impairment Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Summary of Changes in Restructuring Liabilities

The following table summarizes the changes in the restructuring liabilities for the 13-weeks ended March 30, 2013 (in thousands):

	Severance	Facility
	and Related	Closing
	Costs	Costs	Total
Balance at December 29, 2012	$74,121	$3,177	$77,298
Current period charges	477	94	571
Change in estimate	(8)	(631)	(639)
Payments and usage — net of accretion	(2,817)	(311)	(3,128)

Balance at March 30, 2013	$71,773	$2,329	$74,102

Changes in the restructuring liabilities as of December 29, 2012, December 31, 2011, and January 1, 2011, are as follows (in thousands):

	Severance	Facility
	and Related	Closing
	Costs	Costs	Total
Balance at January 2, 2010	$44,127	$11,872	$55,999
Current period charges	10,181	986	11,167
Change in estimate	(670)	(2,157)	(2,827)
Payments and usage — net of accretion	(11,273)	(4,196)	(15,469)

Balance at January 1, 2011	42,365	6,505	48,870
Current period charges	64,302	1,135	65,437
Change in estimate	(2,445)	(360)	(2,805)
Payments and usage — net of accretion	(18,822)	(1,687)	(20,509)

Balance at December 31, 2011	85,400	5,593	90,993
Current period charges	4,703	51	4,754
Change in estimate	(1,575)	(1,786)	(3,361)
Payments and usage — net of accretion	(14,407)	(681)	(15,088)

Balance at December 29, 2012	$74,121	$3,177	$77,298

Summary of Restructuring Charges

A summary of the restructuring charges during the 13-weeks ended March 30, 2013 and March 31, 2012 is as follows (in thousands):

	13-Weeks Ended
	March 30,	March 31,
	2013	2012
Severance and related costs	$469	$6
Facility closing costs	(537)	—
Tangible asset impairment charges	1,860	—

Total	$1,792	$6

A summary of the restructuring and tangible asset impairment charges for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, is as follows (in thousands):

	Year Ended	Year Ended	Year Ended
	December 29, 2012	December 31, 2011	January 1, 2011
Severance and related costs	$3,128	$61,857	$9,511
Facility closing costs	(1,735)	775	(1,171)
Tangible asset impairment charges	7,530	9,260	2,172

Total	$8,923	$71,892	$10,512